UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047


                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder YieldWise Municipal Money Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                          Amount ($)         Value ($)
                                                                                         -----------------------------

Municipal Investments 99.9%
California 13.7%
California, General Obligation, California State University:
1.19%, 12/1/2004                                                                           3,120,000        3,120,000
Series C-1, 1.76%*, 5/1/2033, Landesbank Hessen-Thuringen (b)                                200,000          200,000
California, Housing Finance Agency Revenue, Multi-Family
Housing, Series C, AMT, 1.83%*, 2/1/2037                                                   3,200,000        3,200,000
California, Kindergarten Public University, Series A-9,
1.78%*, 5/1/2034, Citibank NA (b)                                                          1,000,000        1,000,000
California, School Cash Reserve Program Authority,
Series A, 3.0%, 7/6/2005                                                                   1,600,000        1,614,909
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments,
Series A, AMT, 1.72%*, 3/15/2033                                                           4,900,000        4,900,000
Los Angeles County, CA, Capital Asset Lease Revenue,
1.72%, 1/6/2005                                                                            1,500,000        1,500,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                                    700,000          706,368
Los Angeles, CA, Airport Revenue, Regional Airports
Improvement Corp., Los Angeles International Airport, AMT,
1.76%*, 12/1/2025, Societe Generale (b)                                                    1,000,000        1,000,000
Los Angeles, CA, General Obligation, Series L54J, 1.8%*, 6/30/2005                         2,000,000        2,000,000
Stockton, CA, Health Facilities Revenue, Dameron Hospital
Association, Series A, 1.72%*, 12/1/2032, US Bank NA (b)                                   2,800,000        2,800,000
                                                                                                         ------------
                                                                                                           22,041,277

Colorado 7.6%
Colorado, CO, State Educational Loan Program,
Series L49J, 1.8%*, 8/9/2005                                                               6,530,000        6,530,000
Denver, CO, City & County Economic Development Revenue, Western
Stock Show Project, 1.87%*, 7/1/2029, Bank One Colorado NA (b)                             2,840,000        2,840,000
Larimer County, CO, School District No. R-1 Poudre,
Series II-R-4535, 144A, 1.7%*, 12/15/2021 (a)                                              2,840,000        2,840,000
                                                                                                         ------------
                                                                                                           12,210,000

Delaware 3.1%
Sussex County, DE, Industrial Development Revenue,
Perdue Agrirecycle LLC Project, AMT, 1.84%*, 1/1/2013,
SunTrust Bank (b)                                                                          5,000,000        5,000,000
                                                                                                         ------------
District of Columbia 0.2%
District of Columbia, General Obligation, Series D,
1.77%*, 6/1/2029 (a)                                                                         235,000          235,000
                                                                                                         ------------
Florida 1.4%
Alachua County, FL, Hospital & Healthcare Revenue, Health Facilities Authority,
Health Facilities Revenue, Shands Teaching Hospital, Series A,
1.74%*, 12/1/2032, SunTrust Bank (b)                                                       1,200,000        1,200,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian
Retirement Project, 1.82%*, 11/1/2028, Bank of America NA (b)                              1,055,000        1,055,000
                                                                                                         ------------
                                                                                                            2,255,000

Georgia 4.6%
Atlanta, GA, Airport Revenue:
Series C-3, 1.76%*, 1/1/2030 (a)                                                             500,000          500,000
Series B-2, 1.77%*, 1/1/2030 (a)                                                           1,100,000        1,100,000
Georgia, Local Government Certificates of Participation,
Floaters PT-1652, 1.8%*, 12/1/2022 (a)                                                     1,405,000        1,405,000
La Grange, GA, Development Authority Revenue, LaGrange
College Project, 1.81%*, 6/1/2031, SunTrust Bank (b)                                       2,055,000        2,055,000
Macon-Bibb County, GA, Hospital Authority Revenue,
Anticipation Certificates, Central Georgia Healthcare,
1.74%*, 5/1/2030, SunTrust Bank (b)                                                          300,000          300,000
Willacoochie, GA, Development Authority, Pollution
Control Revenue, Langboard, Inc. Project, AMT,
1.82%*, 5/1/2021, Bank of America NA (b)                                                   2,000,000        2,000,000
                                                                                                         ------------
                                                                                                            7,360,000

Hawaii 2.0%
Hawaii, ABN Amro, Munitops Certificates Trust,
Series 2004-16, 1.81%*, 7/1/2012 (a)                                                       3,200,000        3,200,000
                                                                                                         ------------
Idaho 3.1%
Power County, ID, Industrial Development Authority, FMC Corp.
Project, AMT, 1.86%*, 4/1/2014, Wachovia Bank NA (b)                                       5,000,000        5,000,000
                                                                                                         ------------
Illinois 5.8%
Cook County, IL, Industrial Development Revenue,
Devorahco LLC Project, Series A, AMT, 1.85%*, 12/1/2034,
LaSalle Bank NA (b)                                                                        2,000,000        2,000,000
Illinois, Development Finance Authority, Regional Organization
Bank Project, 1.87%*, 12/1/2020, Bank One NA (b)                                           2,550,000        2,550,000
Illinois, Finance Authority Revenue, Northwestern
University, Series A, 1.73%*, 12/1/2034                                                      350,000          350,000
Illinois, Health Facilities Authority Revenue, The Carle
Foundation, Series B, 1.77%*, 7/1/2028 (a)                                                 1,300,000        1,300,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC
Project, AMT, 1.85%*, 3/1/2018, LaSalle National Bank (b)                                  1,870,000        1,870,000
Tinley Park, IL, Industrial Development Revenue, Harbor
Tool Manufacturing, Inc., Project, AMT, 144A, 1.85%*, 7/1/2020,
LaSalle Bank NA (b)                                                                        1,245,000        1,245,000
                                                                                                         ------------
                                                                                                            9,315,000

Indiana 1.6%
Indiana, Development Finance Authority, Industrial
Development Revenue, Enterprise Center IV Project, AMT,
1.85%*, 6/1/2022, LaSalle Bank NA (b)                                                      2,600,000        2,600,000
                                                                                                         ------------
Kentucky 2.3%
Lexington-Fayette County, KY, Industrial Development Revenue,
YMCA Central Kentucky, Inc. Project, 1.87%*, 7/1/2019,
Bank One Kentucky NA (b)                                                                   1,165,000        1,165,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005                                         2,500,000        2,500,000
                                                                                                         ------------
                                                                                                            3,665,000

Michigan 7.6%
Detroit, MI, Water Supply, ABN Amro Munitops, Certificate Trust,
Series 2003-3, 144A, 1.81%*, 1/1/2011 (a)                                                  5,650,000        5,650,000
Detroit, MI, City School District, Floater-PT-1844,
1.79%*, 5/1/2011 (a)                                                                       2,795,000        2,795,000
Detroit, MI, Sewer Disposal Revenue, Series B, 1.74%*, 7/1/2033 (a)                          390,000          390,000
Farmington Hills, MI, Economic Development Corp., Brookfield Building
Association Project, 1.81%*, 11/1/2010, Comerica Bank (b)                                    100,000          100,000
Grand Valley, MI, State University Revenue, Series B,
1.78%*, 6/1/2027 (a)                                                                         250,000          250,000
Michigan, Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 1.8%*, 6/1/2018, Bank of New York (b)                         1,260,000        1,260,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Continental Aluminum Project, 1.92%*, 10/1/2015                                            1,100,000        1,100,000
Oakland County, MI, Economic Development Corp., Acme
Manufacturing Co. Project, AMT, 1.92%*, 11/1/2023,
JPMorgan Chase & Co. (b)                                                                     665,000          665,000
                                                                                                         ------------
                                                                                                           12,210,000

Missouri 1.2%
Missouri, Development Finance Board, Air Cargo Facility
Revenue, St. Louis Airport, AMT, 1.84%*, 3/1/2030,
American National Bank & Trust (b)                                                         2,000,000        2,000,000
                                                                                                         ------------
New Hampshire 1.2%
New Hampshire, Business Finance Authority, Exempt Facilities
Revenue, Waste Management of NH, Inc. Project, AMT,
1.86%*, 9/1/2012, Wachovia Bank NA (b)                                                     2,000,000        2,000,000
                                                                                                         ------------
New Jersey 3.1%
New Jersey, Economic Development Authority, 1.75%, 1/14/2005                               1,000,000        1,000,000
New Jersey, Floating Rate Trust Receipts,
Series L56J-D, 144A, 1.8%*, 6/24/2005                                                      3,000,000        3,000,000
Salem County, NJ, Industrial Pollution Control, Financing
Authority Revenue, E.I. Du Pont de Nemours and Co.,
1.6%*, 3/1/2012                                                                              950,000          950,000
                                                                                                         ------------
                                                                                                            4,950,000

New York 6.8%
City of Rochester, NY, 1.25%, 1/13/2005                                                    4,000,000        4,000,000
New York City, NY, Transitional Finance Authority,
NYC Recovery, Series 3C, 1.74%*, 11/1/2022                                                 1,400,000        1,400,000
New York City, NY, Transitional Finance Authority,
Star Certificate, Series 2003-1, 1.79%*, 2/1/2011 (a)                                      4,000,000        4,000,000
New York State, Jay Street Development Corp.,
Centers Facility Lease Revenue, Series A-3,
1.75%*, 5/1/2022, Depfa Bank PLC (b)                                                       1,000,000        1,000,000
Port Authority of New York and New Jersey,
Special Obligation Revenue, Floater-PT-1755,
AMT, 144A, 1.85%*, 6/1/2011 (a)                                                              250,000          250,000
Schoharie County, NY, Industrial Development Agency,
Civic Facility Revenue, Bassett Hospital Project,
Series A, 144A, 1.84%*, 2/1/2021, KeyBank NA (b)                                             220,000          220,000
                                                                                                         ------------
                                                                                                           10,870,000

North Carolina 1.9%
Moore County, NC, Industrial Facilities & Pollution
Control Finance Authority Revenue, Klaussner Industries
Project, AMT, 1.91%*, 5/1/2010, Wachovia Bank NA (b)                                       3,100,000        3,100,000
                                                                                                         ------------
Ohio 2.0%
Cleveland, OH, Waterworks Revenue, Series M, 1.75%*, 1/1/2033 (a)                            700,000          700,000
Ohio, Higher Educational Facilities Community Revenue,
Pooled Program, Series C, 1.82%*, 9/1/2025, Fifth Third Bank (b)                           2,570,000        2,570,000
                                                                                                         ------------
                                                                                                            3,270,000

Pennsylvania 8.3%
Bucks County, PA, Tax & Revenue Anticipation Notes,
Series A, 2.0%, 12/31/2004                                                                 6,000,000        6,008,476
Montgomery County, PA, Industrial Development Authority,
Pollution Control Revenue, Series B, AMT,
1.77%*, 10/1/2034, Wachovia Bank NA (b)                                                    1,200,000        1,200,000
Pennsylvania, Economic Development Financing Authority,
Reliant Energy Seward LLC Project, Series A, AMT,
1.8%*, 12/1/2036, Barclays Bank PLC (b)                                                      650,000          650,000
Pennsylvania, Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 1.8%*, 3/1/2027 (a)                                   3,265,000        3,265,000
Pennsylvania, Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A,
1.77%*, 8/1/2035, Citizens Bank of PA (b)                                                  2,200,000        2,200,000
                                                                                                         ------------
                                                                                                           13,323,476

Texas 9.7%
Harris County, TX, Health Facilities Development Corp.
Revenue, Methodist Hospital, 1.74%*, 12/1/2032                                               580,000          580,000
Houston, TX, Water & Sewer Systems Revenue,
Star Certificates, Series 2003-14, 1.8%*, 6/1/2026 (a)                                     1,100,000        1,100,000
North Texas, Higher Education Authority, Inc.,
Student Loan Revenue, Series A, AMT,
1.78%*, 12/1/2038, Lloyds TSB Bank PLC (b)                                                 3,800,000        3,800,000
Texas, Floating Rate Trust Receipts,
Series L62J-D, 144A, 1.8%*, 8/31/2005                                                      2,400,000        2,400,000
Texas, General Obligation, Veterans Land, AMT, 1.82%*, 12/1/2032                           6,675,000        6,675,000
Texas, State General Obligation, Tax & Revenue
Anticipation Notes, 3.0%, 8/31/2005                                                        1,000,000        1,011,431
                                                                                                         ------------
                                                                                                           15,566,431

Utah 3.1%
Alpine, UT, General Obligation, School District,
Floater-PT-436, 144A, 1.8%*, 3/15/2007                                                     5,000,000        5,000,000
                                                                                                         ------------
Vermont 4.0%
Vermont, Student Assistance Corp., Student Loan Revenue,
1.65%*, 1/1/2008, State Street Bank & Trust Co. (b)                                        6,405,000        6,405,000
                                                                                                         ------------
Virginia 2.6%
Henrico County, VA, Economic Development Authority,
Industrial Development Revenue, Colonial Mechanical Corp.,
AMT, 1.86%*, 8/1/2020, Wachovia Bank NA (b)                                                4,200,000        4,200,000
                                                                                                         ------------
West Virginia 0.1%
Preston County, WV, Industrial Development Revenue,
Allegheny Wood Project, Inc., AMT, 1.92%*, 12/1/2007,
Bank One West Virginia (b)                                                                   140,000          140,000
                                                                                                         ------------
Wisconsin 2.9%
Pewaukee, WI, Industrial Development Revenue,
Mixer Systems, Inc. Project, AMT, 1.92%*, 9/1/2020,
Bank One Wisconsin (b)                                                                     1,900,000        1,900,000
Wisconsin, Transportation Authority Revenue, 1.2%*, 1/12/2005                              2,708,000        2,708,000
                                                                                                         ------------
                                                                                                            4,608,000


Total Municipal Investments (Cost $160,524,184)                                                           160,524,184


                                                                                                % of
                                                                                             Net Assets      Value ($)
                                                                                             ----------      ---------

Total Investment Portfolio  (Cost $160,524,184)                                                 99.9      160,524,184
Other Assets and Liabilities, Net                                                                0.1          184,270
                                                                                                         ------------
Net Assets                                                                                     100.0      160,708,454
                                                                                                         ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such us the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) Bond is insured by one of these companies:

                                                           As a % of Total
Insurance Coverage                                         Investment Portfolio
-------------------------------------------------------------------------------
AMBAC       AMBAC Assurance Corp.                                          2.9
-------------------------------------------------------------------------------
FGIC        Financial Guaranty Insurance Company                           4.5
-------------------------------------------------------------------------------
FSA         Financial Security Assurance                                   1.4
-------------------------------------------------------------------------------
MBIA        Municipal Bond Investors Assurance                             9.3
-------------------------------------------------------------------------------


(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004